Condensed Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Property and equipment, accumulated depreciation	$ 33,730	$ 16,002	$ 8,915
Stockholder's equity
Preferred Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Authorized	50,000,000	50,000,000	50,000,000
Preferred Stock Issued	5,800	17,000	0
Preferred Stock Outstanding	5,800	17,000	0
Common Stock Par Value	$ 0.000041666	$ 0.000041666	$ 0.000041666
Common Stock Shares Authorized	150,000,000	150,000,000	18,000,000
Common Stock Shares Issued	27,226,350	20,023,958	818,806
Common Stock Shares Outstanding	27,226,350	20,023,958	818,806
Common stock to be issued	303,125	303,125	303,125